Share-Based Compensation (Details) - USD ($) $ / shares in Units, $ in Thousands				1 Months Ended	3 Months Ended		9 Months Ended		11 Months Ended	12 Months Ended
	Apr. 29, 2015	Apr. 28, 2015	Mar. 31, 2015	Apr. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2013	Dec. 31, 2015	Dec. 31, 2014	Sep. 06, 2016	Apr. 04, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, par value (in dollars per share)					$ 0.01		$ 0.01			$ 0.01	$ 0.01	$ 0.01	$ 0.01
Restricted Share Plan [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares granted automatically upon election to board of directors (in shares)					1,333		1,333			1,333
Vesting period							5 years			5 years
Periodic vesting percentage					20.00%		20.00%			20.00%
Maximum authorized amount as a percentage of shares authorized	10.00%	5.00%	5.00%	10.00%			5.00%			5.00%
Number of shares authorized (in shares)	3,400,000.0			3,400,000.0	3,400,000.0		3,400,000.0			3,400,000.0
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Beginning Balance (in shares)							7,455	4,799	0	4,799	4,000
Granted (in shares)							3,723		5,333	6,240	3,999
Vested (in shares)							(1,811)		(1,333)	(1,067)	(800)
Forfeited (in shares)										(2,517)	(2,400)
Ending Balance (in shares)					9,367	7,455	9,367	7,455	4,000	7,455	4,799
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Beginning Balance (in dollars per share)							$ 23.34	$ 22.50	$ 0.00	$ 22.50
Granted (in dollars per share)									22.50	24.04	$ 22.50
Vested (in dollars per share)							23.19		$ 22.50	22.50	22.50
Forfeited (in dollars per share)										23.83	22.50
Ending Balance (in dollars per share)					$ 23.70		$ 23.70			$ 23.34	$ 22.50
Unrecognized compensation costs					$ 200		$ 200			$ 100
Weighted average period for recognition							3 years 4 months 30 days			3 years 2 months 19 days
Share based compensation expense					$ 31	$ 26	$ 100	$ 40	$ 44	$ 50	$ 21
Distribution Reinvestment Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, par value (in dollars per share)	$ 0.01			$ 0.01						$ 0.01